PIMCO Funds
Supplement Dated October 1, 2014 to the
International Bond Funds Institutional Class, Class P, Administrative Class, Class D,
Class A, Class B, Class C and Class R Prospectus, dated July 31, 2014, as supplemented from time to time (the "Prospectus")
Disclosure Related to the PIMCO Emerging Markets Bond Fund (the "Fund")
Effective immediately, the supervisory and administrative fee for Class A, Class B, Class C and Class D shares of the Fund, stated as a percentage of the average daily net assets attributable in the aggregate to each class's shares taken separately, will decrease from 0.55% to 0.50%. Accordingly, effective immediately, the "Annual Fund Operating Expenses" table in the Fund's Fund Summary is deleted and replaced with the following:

	Inst Class	Class P	Admin Class	Class D	Class A	Class B	Class C
Management Fees	0.83%	0.93%	0.83%	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%	0.25%	1.00%	1.00%
Total Annual Fund Operating Expenses	0.83%	0.93%	1.08%	1.20%	1.20%	1.95%	1.95%
In addition, effective immediately, the tables in the "Example" section of the Fund's Fund Summary are deleted and replaced with the following:
If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$85	$265	$460	$1,025
Class P	$95	$296	$515	$1,143
Administrative Class	$110	$343	$595	$1,317
Class D	$122	$381	$660	$1,455
Class A	$493	$742	$1,010	$1,775
Class B	$548	$812	$1,102	$1,819
Class C	$298	$612	$1,052	$2,275
If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$85	$265	$460	$1,025
Class P	$95	$296	$515	$1,143
Administrative Class	$110	$343	$595	$1,317
Class D	$122	$381	$660	$1,455
Class A	$493	$742	$1,010	$1,775
Class B	$198	$612	$1,052	$1,819
Class C	$198	$612	$1,052	$2,275